Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$40,577	$40,577	$24,047	$24,047
Restricted cash	$402	$402	$5,886	$5,886
Loans receivable from affiliates	$11,861	$11,861	$11,706	$11,706
Amounts due from related parties, long-term	$44,009	$44,009	$34,891	$34,891
Amounts due from related parties, short-term	$11,735	$11,735	$10,545	$10,545
Term Loan B Facility, net	$(416,920)	$(430,542)	$(425,144)	$(441,471)
Other long-term debt, net	$(77,542)	$(78,205)	$(68,319)	$(69,161)
Notes receivable, net of current portion	$13,760	$13,760	$15,897	$15,897
Receivable from affiliates	$4,386	$4,386	$4,253	$4,253

Fair Value Measurements On a Nonrecurring Basis

	Fair Value Measurements at June 30, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,577	$40,577	$—	$—
Restricted cash	$402	$402	$—	$—
Loans receivable from affiliates	$11,861	$—	$11,861	$—
Term Loan B facility, net(1)	$(430,542)	$—	$(430,542)	$—
Other long-term debt, net (1)	$(78,205)	$—	$(78,205)	$—
Notes receivable, net of current portion(2)	$13,760	$—	$13,760	$—
Amounts due from related parties, long-term	$44,009	$—	$44,009	$—
Amounts due from related parties, short-term	$11,735	$—	$11,735	$—
Receivable from affiliates	$4,386	$—	$4,386	$—

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$24,047	$24,047	$—	$—
Restricted cash	$5,886	$5,886	$—	$—
Loans receivable from affiliates	$11,706	$—	$11,706	$—
Term Loan B facility, net(1)	$(441,471)	$—	$(441,471)	$—
Other long-term debt, net(1)	$(69,161)	$—	$(69,161)	$—
Notes receivable, net of current portion(2)	$15,897	$—	$15,897	$—
Amounts due from related parties, long-term	$34,891	$—	$34,891	$—
Amounts due from related parties, short-term	$10,545	$—	$10,545	$—
Receivable from affiliates	$4,253	$—	$4,253	$—

 The estimated fair value of our financial instruments that are measured at fair value on a non-recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value Measurements at June 30, 2018
	Total	Level I	Level II	Level III
Vessels held for sale (for YM Unity and YM Utmost)	$67,000	$—	$67,000	$—

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Vessels, net (for Navios Gemini S)	$4,078	$—	$4,078	$—

(1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

(2)The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.